Ordinary Shares (Details) - USD ($)		9 Months Ended
	Jan. 02, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Class A Ordinary Share [Member]
Ordinary Shares [Line Items]
Shares holders upon conversion		1
Sale of common stock, shares	1,535,000
Ordinary per share (in Dollars per share)	$ 0.00001	$ 0.00001		$ 0.00001
Price per share (in Dollars per share)	$ 2
Gross proceeds (in Dollars)	$ 3,070,000
Shares issued value (in Dollars)	$ 2,699,200
Ordinary share is entitled to vote		one
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)		$ 0.00001		$ 0.00001
Ordinary share is entitled to vote		ten
Common Stock [Member] | Class A Ordinary Shares to Class B Ordinary Share [Member]
Ordinary Shares [Line Items]
Shares holders upon conversion			446,842
Common Stock [Member] | Class A Ordinary Share [Member]
Ordinary Shares [Line Items]
Shares issued value (in Dollars)		$ 15
Common Stock [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares issued value (in Dollars)